Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectuses and Statement of Additional Information dated April 28, 2023

Advantage Portfolio
American Resilience Portfolio
Asia Opportunity Portfolio
Counterpoint Global Portfolio
Developing Opportunity Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Focus Real Estate Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Resilience Portfolio
Multi-Asset Real Return Portfolio
Permanence Portfolio
U.S. Core Portfolio
U.S. Focus Real Estate Portfolio
U.S. Real Estate Portfolio
Vitality Portfolio
(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, and Morgan Stanley Distribution, Inc., the Funds' distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectuses and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  IFICHGEOFFPROSAISPT1 12/23

Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 1, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023, as amended June 21, 2023, and Statement of Additional Information dated April 28, 2023

Emerging Markets ex China Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Next Gen Emerging Markets Portfolio
Passport Overseas Equity Portfolio
(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, and Morgan Stanley Distribution, Inc., the Funds' distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectus and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  IFICHGEOFFPROSAISPT2 12/31